Investment Risks - Allspring Funds ETF Class	Jun. 30, 2026
High Yield Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money
High Yield Municipal Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
High Yield Municipal Bond Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

High Yield Municipal Bond Fund | Debt Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

High Yield Municipal Bond Fund | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

High Yield Municipal Bond Fund | High Yield Securities Risk
Prospectus [Line Items]
Risk [Text Block]
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

High Yield Municipal Bond Fund | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

High Yield Municipal Bond Fund | Futures Contracts Risk
Prospectus [Line Items]
Risk [Text Block]
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

High Yield Municipal Bond Fund | Inverse Floater Risk
Prospectus [Line Items]
Risk [Text Block]
Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund’s losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

High Yield Municipal Bond Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

High Yield Municipal Bond Fund | Authorized Participant Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk.  Only an Authorized Participant (as described in the “Creation Unit Transactions” section of the Prospectus) may engage in creation or redemption transactions directly with the Fund with respect to ETF Class shares, and Authorized Participants are not obligated to engage in creation and/or redemption transactions.Consequently, there is no assurance that Authorized Participants will establish or maintain an active trading market for ETF Class shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, Authorized Participants may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of Authorized Participants may be able to do.  To the extent that Authorized Participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the Fund’s ETF Class shares and no other Authorized Participant is willing or able to step forward to create or redeem, this may result in a significantly diminished trading market for ETF Class shares and such  shares may be more likely to trade at a premium (i.e. higher) or discount (i.e. lower) to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened to the extent that a Fund invests  in securities issued by  non-U.S. issuers or other securities or instruments that have lower trading volumes.

High Yield Municipal Bond Fund | Market Trading Risk
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Fund’s ETF Class shares face numerous market trading risks, including the potential lack of an active market for ETF Class shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. These factors, among others, may lead to the Fund’s ETF Class shares trading at a premium (i.e. higher) or discount (i.e. lower) to the Fund’s  NAV. Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

High Yield Municipal Bond Fund | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund’s ETF Class shares are exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, Authorized Participants, market makers, counterparties or other third-parties, failed or inadequate processes and computer, technology or systems failures.

Large Cap Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money
Large Cap Core Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Large Cap Core Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Large Cap Core Fund | Futures Contracts Risk
Prospectus [Line Items]
Risk [Text Block]
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Large Cap Core Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Large Cap Core Fund | Authorized Participant Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk.  Only an Authorized Participant (as described in the “Creation Unit Transactions” section of the Prospectus) may engage in creation or redemption transactions directly with the Fund with respect to ETF Class shares, and Authorized Participants are not obligated to engage in creation and/or redemption transactions.Consequently, there is no assurance that Authorized Participants will establish or maintain an active trading market for ETF Class shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, Authorized Participants may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of Authorized Participants may be able to do.  To the extent that Authorized Participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the Fund’s ETF Class shares and no other Authorized Participant is willing or able to step forward to create or redeem, this may result in a significantly diminished trading market for ETF Class shares and such  shares may be more likely to trade at a premium (i.e. higher) or discount (i.e. lower) to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened to the extent that a Fund invests  in securities issued by  non-U.S. issuers or other securities or instruments that have lower trading volumes.

Large Cap Core Fund | Market Trading Risk
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Fund’s ETF Class shares face numerous market trading risks, including the potential lack of an active market for ETF Class shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. These factors, among others, may lead to the Fund’s ETF Class shares trading at a premium (i.e. higher) or discount (i.e. lower) to the Fund’s  NAV. Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Large Cap Core Fund | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund’s ETF Class shares are exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, Authorized Participants, market makers, counterparties or other third-parties, failed or inadequate processes and computer, technology or systems failures.

Large Cap Core Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Large Cap Core Fund | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Premier Large Company Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money
Premier Large Company Growth Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Premier Large Company Growth Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Premier Large Company Growth Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Premier Large Company Growth Fund | Authorized Participant Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk.  Only an Authorized Participant (as described in the “Creation Unit Transactions” section of the Prospectus) may engage in creation or redemption transactions directly with the Fund with respect to ETF Class shares, and Authorized Participants are not obligated to engage in creation and/or redemption transactions.Consequently, there is no assurance that Authorized Participants will establish or maintain an active trading market for ETF Class shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, Authorized Participants may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of Authorized Participants may be able to do.  To the extent that Authorized Participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the Fund’s ETF Class shares and no other Authorized Participant is willing or able to step forward to create or redeem, this may result in a significantly diminished trading market for ETF Class shares and such  shares may be more likely to trade at a premium (i.e. higher) or discount (i.e. lower) to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened to the extent that a Fund invests  in securities issued by  non-U.S. issuers or other securities or instruments that have lower trading volumes.

Premier Large Company Growth Fund | Market Trading Risk
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Fund’s ETF Class shares face numerous market trading risks, including the potential lack of an active market for ETF Class shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. These factors, among others, may lead to the Fund’s ETF Class shares trading at a premium (i.e. higher) or discount (i.e. lower) to the Fund’s  NAV. Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Premier Large Company Growth Fund | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund’s ETF Class shares are exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, Authorized Participants, market makers, counterparties or other third-parties, failed or inadequate processes and computer, technology or systems failures.

Premier Large Company Growth Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Premier Large Company Growth Fund | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Premier Large Company Growth Fund | Growth Investing Risk
Prospectus [Line Items]
Risk [Text Block]
Growth Investing Risk. Securities that exhibit growth characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Short-Term High Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money
Short-Term High Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Short-Term High Income Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Short-Term High Income Fund | Debt Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Short-Term High Income Fund | High Yield Securities Risk
Prospectus [Line Items]
Risk [Text Block]
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Short-Term High Income Fund | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Short-Term High Income Fund | Futures Contracts Risk
Prospectus [Line Items]
Risk [Text Block]
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Short-Term High Income Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Short-Term High Income Fund | Authorized Participant Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk.  Only an Authorized Participant (as described in the “Creation Unit Transactions” section of the Prospectus) may engage in creation or redemption transactions directly with the Fund with respect to ETF Class shares, and Authorized Participants are not obligated to engage in creation and/or redemption transactions.Consequently, there is no assurance that Authorized Participants will establish or maintain an active trading market for ETF Class shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, Authorized Participants may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of Authorized Participants may be able to do.  To the extent that Authorized Participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the Fund’s ETF Class shares and no other Authorized Participant is willing or able to step forward to create or redeem, this may result in a significantly diminished trading market for ETF Class shares and such  shares may be more likely to trade at a premium (i.e. higher) or discount (i.e. lower) to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened to the extent that a Fund invests  in securities issued by  non-U.S. issuers or other securities or instruments that have lower trading volumes.

Short-Term High Income Fund | Market Trading Risk
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Fund’s ETF Class shares face numerous market trading risks, including the potential lack of an active market for ETF Class shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. These factors, among others, may lead to the Fund’s ETF Class shares trading at a premium (i.e. higher) or discount (i.e. lower) to the Fund’s  NAV. Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Short-Term High Income Fund | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund’s ETF Class shares are exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, Authorized Participants, market makers, counterparties or other third-parties, failed or inadequate processes and computer, technology or systems failures.

Short-Term High Income Fund | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Short-Term High Income Fund | Loan Risk
Prospectus [Line Items]
Risk [Text Block]
Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

Short-Term High Income Fund | Swaps Risk
Prospectus [Line Items]
Risk [Text Block]
Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements (“swaptions”), both of which are types of derivatives, may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

Strategic Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money
Strategic Municipal Bond Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Strategic Municipal Bond Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Strategic Municipal Bond Fund | Debt Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

Strategic Municipal Bond Fund | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Strategic Municipal Bond Fund | High Yield Securities Risk
Prospectus [Line Items]
Risk [Text Block]
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Strategic Municipal Bond Fund | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Strategic Municipal Bond Fund | Futures Contracts Risk
Prospectus [Line Items]
Risk [Text Block]
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Strategic Municipal Bond Fund | Inverse Floater Risk
Prospectus [Line Items]
Risk [Text Block]
Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund’s losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

Strategic Municipal Bond Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Strategic Municipal Bond Fund | Authorized Participant Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk.  Only an Authorized Participant (as described in the “Creation Unit Transactions” section of the Prospectus) may engage in creation or redemption transactions directly with the Fund with respect to ETF Class shares, and Authorized Participants are not obligated to engage in creation and/or redemption transactions.Consequently, there is no assurance that Authorized Participants will establish or maintain an active trading market for ETF Class shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, Authorized Participants may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of Authorized Participants may be able to do.  To the extent that Authorized Participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the Fund’s ETF Class shares and no other Authorized Participant is willing or able to step forward to create or redeem, this may result in a significantly diminished trading market for ETF Class shares and such  shares may be more likely to trade at a premium (i.e. higher) or discount (i.e. lower) to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened to the extent that a Fund invests  in securities issued by  non-U.S. issuers or other securities or instruments that have lower trading volumes.

Strategic Municipal Bond Fund | Market Trading Risk
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk. The Fund’s ETF Class shares face numerous market trading risks, including the potential lack of an active market for ETF Class shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. These factors, among others, may lead to the Fund’s ETF Class shares trading at a premium (i.e. higher) or discount (i.e. lower) to the Fund’s  NAV. Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Strategic Municipal Bond Fund | Operational Risk
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund’s ETF Class shares are exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, Authorized Participants, market makers, counterparties or other third-parties, failed or inadequate processes and computer, technology or systems failures.